INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of allocation of federal and state income taxes between current and deferred portions

	Year Ended
	December 31,
	2012	2011
Federal:
Current	$1,366,578	$859,716
Deferred	125,033	(607,705)
	1,491,611	252,011

State:
Current	484,310	301,650
Deferred	69,113	(118,579)
	553,423	183,071

	$2,045,034	$435,082

Schedule of the Company's income tax expense differed from the maximum statutory federal rate

	Year Ended
	December 31,
	2012	2011
Expected income taxes	$2,138,337	$815,538
Income tax effect of:
State taxes, net of federal income tax benefit	332,911	113,052
Tax exempt interest, net	(333,886)	(265,610)
Income taxed at lower rates	(61,095)	(23,301)
Other	(31,233)	(204,597)

	$2,045,034	$435,082

Schedule of tax effects of principal temporary differences

	December 31,
	2012	2011
Deferred tax assets:
Allowance for loan losses	$2,393,884	$3,109,480
Deferred compensation	176,433	218,716
Accrued expenses	—	61,219
Purchase accounting adjustments for:
Loans	49,988	60,616
Securities	162,889	195,896
Time deposits	—	1,198
Deferred fees and costs	—	18,388
OREO writedowns and expenses	316,132	—
Other	56,188	69,384
	3,155,514	3,734,897

Deferred tax liabilities:
Federal Home Loan Bank stock	(304,238)	(658,620)
Core deposit intangible	(215,445)	(325,748)
Mortgage servicing rights	(326,905)	(260,043)
Unrealized gain on securities available for sale	(702,588)	(759,011)
Purchase accounting adjustments for:
Premises and equipment	(301,426)	(305,223)
Federal Home Loan Bank advances	(13,390)	(22,355)
Premises and equipment	(107,979)	(82,631)
	(1,971,971)	(2,413,631)

Net deferred taxes	$1,183,543	$1,321,266